Segment Information - Schedule of Carrying Amounts of Long-Lived Assets Pertaining to Group's Major Operations Located Outside Russia (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	$ 2,126,541	$ 2,188,341
CIS [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	477	579
Romania Entities [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	10,456	7,230
Bulgaria Entities [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	57	94
German Entities [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	38,638	39,908
Lithuania [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	6	7
Turkey [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	4,221	5,680
Switzerland/Liechtenstein [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	186	259
Chezh Republic [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	5,739	17,956
Austria Entities [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	25,373	25,928
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Carrying amounts of long-lived assets	$ 4,187	$ 7,966